Financial investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total		R$ 2,312,631	R$ 3,509,555
Current assets		2,295,497	3,492,710
Non current assets		17,134	16,845
Financial assets at amortised cost, class [member] | Time deposit investments member
IfrsStatementLineItems [Line Items]
Total			106,271
Financial assets at fair value through profit or loss, category [member] | L f t and l f member
IfrsStatementLineItems [Line Items]
Total	[1]	1,789,375	2,337,171
Financial assets at fair value through profit or loss, category [member] | Restricted funds investments member
IfrsStatementLineItems [Line Items]
Total	[2]	305,485	852,362
Financial assets at fair value through profit or loss, category [member] | Restricted funds investments member | Interbank deposit rate member
IfrsStatementLineItems [Line Items]
Restricted fund		175,153	835,517
Bank deposits		130,332	16,845
Financial assets at fair value through profit or loss, category [member] | Other financial investments member
IfrsStatementLineItems [Line Items]
Total		R$ 217,771	R$ 213,751

[1]	These refer to Brazilian floating-rate government bonds ("LFTs") issued by the Brazilian federal government and floating-rate bonds ("LFs") issued by financial institutions.
[2]	Includes the following amounts: R$175,153 (2021: R$835,517) in restricted funds used in the Program for Relocation of Residents in Alagoas (Note 26.1(i)); and R$130,332 (2021: R$16,845) their use depends on complying with the contractual obligations of the debentures and borrowings. See Note 18.